Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 AUD ($)
Disclosure of commitments and contingencies [line items]
Loss related to repossessed units		$ 0.4	$ 1.2
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	$ 2,281.7	2,281.7	$ 1,998.1
Unpaid principal balance	2.2	2.2			$ 2.5
Maximum amount obligation	238.0	238.0
Dealer and distributor financing arrangements [member] | North America [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	33.1	$ 33.1		$ 25.0
Last twelve-month average amount of financing outstanding		10.00%
Maximum amount obligation	217.3	$ 217.3
Dealer and distributor financing arrangements [member] | Europe [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	13.2	$ 13.2		$ 10.0
Last twelve-month average amount of financing outstanding		10.00%
Maximum amount obligation	13.2	$ 13.2
Dealer and distributor financing arrangements [member] | Australia and new zealand [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 4.4	4.4			$ 5.0
Last twelve-month average amount of financing outstanding	10.00%
Maximum amount obligation	$ 7.5	$ 7.5